Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk rated loans	$ 311,468	$ 320,127	$ 316,940
Agricultural
Risk rated loans	31,790	38,929	29,681
Agricultural | Risk ratings 1 and 2
Risk rated loans	8,615	6,486
Agricultural | Risk ratings 3
Risk rated loans	16,173	20,211
Agricultural | Risk ratings 4
Risk rated loans	5,040	9,499
Agricultural | Risk ratings 5
Risk rated loans	1,939	2,672
Agricultural | Risk ratings 6
Risk rated loans	19	57
Agricultural | Risk ratings 7
Risk rated loans	4	4
Commercial and Industrial
Risk rated loans	67,365	58,685	55,947
Commercial and Industrial | Risk ratings 1 and 2
Risk rated loans	9,040	4,149
Commercial and Industrial | Risk ratings 3
Risk rated loans	43,549	30,109
Commercial and Industrial | Risk ratings 4
Risk rated loans	13,417	21,993
Commercial and Industrial | Risk ratings 5
Risk rated loans	855	1,669
Commercial and Industrial | Risk ratings 6
Risk rated loans	361	680
Commercial and Industrial | Risk ratings 7
Risk rated loans	143	85
Commercial Real Estate
Risk rated loans	93,312	106,250	116,351
Commercial Real Estate | Risk ratings 1 and 2
Risk rated loans	2,711	6,403
Commercial Real Estate | Risk ratings 3
Risk rated loans	45,295	45,034
Commercial Real Estate | Risk ratings 4
Risk rated loans	30,223	33,462
Commercial Real Estate | Risk ratings 5
Risk rated loans	74,847	14,313
Commercial Real Estate | Risk ratings 6
Risk rated loans	6,960	5,009
Commercial Real Estate | Risk ratings 7
Risk rated loans	$ 276	$ 2,029